J.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(All Share Classes)

(a series of JPMorgan Trust III)

Supplement dated February 15, 2018

to the Statement of Additional Information dated March 1, 2017, as supplemented

The third paragraph under the heading “Miscellaneous” in the section titled “General” on page 1 is hereby deleted in its entirety and replaced with the following:

J.P. Morgan Alternative Asset Management, Inc. (“JPMAAM”) is the investment adviser to the Fund and Brigade Capital Management, LP, Chilton Investment Company, LLC, Good Hill Partners LP, Graham Capital Management, L.P., Ionic Capital Management LLC, J.P. Morgan Investment Management, Inc., Owl Creek Asset Management, L.P., P. Schoenfeld Asset Management, L.P., Portland Hill Asset Management Ltd., Shannon River Fund Management LLC and Tremblant Capital LP are the investment sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”). Certain other of the J.P. Morgan Funds are advised by J.P. Morgan Investment Management Inc. (“JPMIM”), Security Capital Research & Management Incorporated (“SCR&M”), or are subadvised by J.P. Morgan Private Investments Inc. (“JPMPI”), JF International Management, Inc. (“JFIMI”) or Fuller & Thaler Asset Management, Inc. (“Fuller & Thaler”). In Part II of this SAI, JPMAAM and JPMIM are also referred to herein as the “Advisers” and, individually, as the “Adviser”, in each case as the context requires. In Part II of this SAI, JPMIM, JPMPI, JFIMI, Fuller & Thaler, Brigade Capital Management, LP, Chilton Investment Company, LLC, Good Hill Partners LP, Graham Capital Management, L.P., Ionic Capital Management LLC, J.P. Morgan Investment Management, Inc., Owl Creek Asset Management, L.P., P. Schoenfeld Asset Management, L.P., Portland Hill Asset Management Ltd., Shannon River Fund Management LLC and Tremblant Capital LP are also referred to as the “Sub-Advisers” and, individually, as the “Sub-Adviser”, in each case as the context requires.

The third paragraph under the heading “Sub-advisers” in the section titled “Investment Adviser and SubAdvisers” on page 11 is hereby deleted in its entirety and replaced with the following:

The following serve as sub-advisers to the Fund: Brigade Capital Management, LP, Chilton Investment Company, LLC, Good Hill Partners LP, Graham Capital Management, L.P., Ionic Capital Management LLC, J.P. Morgan Investment Management, Inc., Owl Creek Asset Management, L.P., P. Schoenfeld Asset Management, L.P., Portland Hill Asset Management Ltd., Shannon River Fund Management LLC and Tremblant Capital LP. Brigade Capital Management, LP, Chilton Investment Company, LLC, Good Hill Partners LP, Graham Capital Management, L.P., Ionic Capital Management LLC, Owl Creek Asset Management, L.P., P. Schoenfeld Asset Management, L.P., Portland Hill Asset Management Ltd., Shannon River Fund Management LLC and Tremblant Capital LP (“Unaffiliated Sub-Advisers”) are each independent of the Adviser. All Sub-Advisers discharge their responsibilities subject to the policies of the Trustees and the supervision of the Adviser, which pays each subadviser’s fees. The Sub-Advisers are each paid monthly by the Adviser a fee equal to a percentage of the daily net assets of the Fund allocated to each Sub-Adviser, respectively.

The proxy voting policy on p. 45-47 of the “Appendix I-A” section is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-MMA-218